Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Number of ordinary shares issued	Treasury shares	Share capital	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2022			[1]	$ 17,789,380	$ (8,192,527)	$ 9,596,853
Balance (in Shares) at Dec. 31, 2022	7,999,216
Balance (in Shares) at Dec. 31, 2022
Share-based compensation				126,769		126,769
Repurchase of treasury shares						(119,536)
Repurchase of treasury shares (in Shares)	(120,715)
Repurchase of treasury shares (in Shares)	(120,715)	(119,536)
Net loss					(2,709,596)	(2,709,596)
Balance at Dec. 31, 2023			[1]	17,916,149	(10,902,123)	6,894,490
Balance (in Shares) at Dec. 31, 2023	7,878,501
Balance (in Shares) at Dec. 31, 2023		(119,536)
Share-based compensation				154,450		154,450
Repurchase of treasury shares			[1]
Repurchase of treasury shares (in Shares)	104,964
Net loss					(1,233,892)	(1,233,892)
Balance at Dec. 31, 2024			[1]	18,070,599	(12,136,015)	$ 5,815,048
Balance (in Shares) at Dec. 31, 2024	7,983,465
Balance (in Shares) at Dec. 31, 2024		(119,536)				120,715
Share-based compensation				166,571		$ 166,571
Exercise of warrants			[1]	530		530
Exercise of warrants (in Shares)	61,258
Exercise of options			[1]	28,756		$ 28,756
Exercise of options (in Shares)	28,868					28,868
Net loss					(5,409,322)	$ (5,409,322)
Balance at Dec. 31, 2025			[1]	$ 18,266,456	$ (17,545,337)	$ 601,583
Balance (in Shares) at Dec. 31, 2025	8,073,591
Balance (in Shares) at Dec. 31, 2025		(119,536)				120,715

[1]	Less than $1.